Share-Based Payment - Summary Of Share Based Payment (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Ending balance	6,204,122
Restricted Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	576,625	82,492	148,148
Granted during the year	717,980	609,860
Settled during the year		(18,132)
Transferred during the year	(212,160)	(20,098)	(41,685)
Forfeited during the year	(88,638)	(77,497)	(23,971)
Ending balance	993,807	576,625	82,492
Restricted Stock Units [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	384,098
Restricted Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	384,438
Restricted Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	225,271
Performance Stock Units [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	105,023
Granted during the year	92,655	112,268
Transferred during the year	(35,007)
Forfeited during the year	(6,004)	(7,245)
Ending balance	156,667	105,023
Performance Stock Units [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	62,304
Performance Stock Units [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	63,478
Performance Stock Units [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	30,885
Restricted Stock Units and Performance Stock Unit [Member]
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Beginning balance	681,648	82,492	148,148
Granted during the year	810,635	722,128
Settled during the year		(18,132)
Transferred during the year	(247,167)	(20,098)	(41,685)
Forfeited during the year	(94,642)	(84,742)	(23,971)
Ending balance	1,150,474	681,648	82,492
Restricted Stock Units and Performance Stock Unit [Member] | 2025
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	446,402
Restricted Stock Units and Performance Stock Unit [Member] | 2026
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	447,916
Restricted Stock Units and Performance Stock Unit [Member] | 2027
Sharebased Payment Arrangement, Restricted Stock Unit, Activity [Line Items]
Vesting specified by date	256,156